AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 91.7%
Alabama – 4.4%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$1,000	$1,051,537
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	1,000	1,058,323
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	2,250	2,341,270
Series 2025-E 5.00%, 12/01/2055	1,000	1,041,881
Series 2026 5.00%, 11/01/2036	1,000	1,032,950
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2022-E 5.00%, 05/01/2053	1,000	1,025,419
Series 2026-B 5.00%, 12/01/2034	1,035	1,092,902
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	2,750	2,860,828
Series 2025-G 5.00%, 10/01/2035	1,000	1,035,118
Series 2026-E 5.00%, 07/01/2033	1,000	1,039,966
Series 2026-H 3.788% (SOFR + 1.35%), 12/01/2031(a)	3,000	2,997,850
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,100	1,097,531
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055	2,000	2,079,805
Series 2026-F 5.00%, 12/01/2035	1,000	1,040,880
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2040	1,250	1,321,173
5.25%, 10/01/2044	100	104,045
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	1,460	1,530,176
Series 2026 3.938% (SOFR + 1.50%), 04/01/2034(a)	1,000	1,001,321
Energy Southeast A Cooperative District (Pacific Life Insurance) Series 2026 5.25%, 11/01/2037(b)	1,000	1,052,962
Lauderdale County Agriculture Center Authority (Lauderdale County Agriculture Center Authority Spl Tax) Series 2024 5.00%, 07/01/2041	1,000	1,031,651

	Principal Amount (000)	U.S. $ Value

Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	$200	$207,790
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	500	504,705
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,900	1,932,879
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	1,100	1,164,563
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,059,115
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	750	781,745
University of South Alabama (University of South Alabama) Series 2026-A 5.00%, 11/01/2047	2,115	2,162,205

		34,650,590

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	109,178

Arizona – 2.3%
Arizona Board of Regents (Arizona State University) Series 2026 5.00%, 07/01/2044	2,175	2,290,801
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,000	1,010,222
Series 2024 5.00%, 11/01/2044	150	154,045
5.00%, 11/01/2049	1,000	1,006,040
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(c)	1,000	1,040,533
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2051	1,000	797,995
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	302,869
5.00%, 09/01/2052	1,000	1,009,769
Series 2024 4.00%, 06/01/2049	2,000	2,009,635

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing) Series 2018-A 5.00%, 07/01/2037	$1,000	$1,004,626
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(c)	400	400,073
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(b)	1,000	1,096,673
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	233,109
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-A 5.00%, 01/01/2044	1,000	1,052,593
Series 2025-C 5.00%, 01/01/2046	2,000	2,089,016
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,541,639

		18,039,638

Arkansas – 0.6%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(c)	2,500	2,583,037
7.375%, 07/01/2056(c)	1,000	1,033,778
City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040	1,000	971,550

		4,588,365

California – 9.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,000	1,085,750
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,000	1,071,894
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	3,200	3,318,257
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	750	762,157
Series 2025-A 5.00%, 01/01/2056	1,000	1,018,552
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,250	1,315,857

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 02/01/2031	$1,000	$1,050,535
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	209,805
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 3.888% (SOFR + 1.45%), 04/01/2056(a)	1,000	993,646
5.00%, 04/01/2056	3,500	3,680,860
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	500	533,808
Series 2025G 5.00%, 12/01/2035	1,000	1,070,030
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	750	788,815
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	1,500	1,603,260
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	100	78,816
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.25%, 12/01/2044	1,000	1,033,384
Series 2025 5.00%, 12/01/2035	1,000	1,100,389
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2025 4.78% (MUNIPSA + 2.50%), 11/15/2051(a)	1,000	1,001,268
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(c)	2,000	1,999,659
12.00%, 01/01/2065(c)	945	600,075
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	500	519,544
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	996	942,258
California Municipal Finance Authority (SAC Health System) Series 2026 6.00%, 09/01/2056	1,210	1,313,903
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(c)	1,000	1,045,786

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (California Statewide Community Development Authority PACE Assessments) Series 2026 5.00%, 09/02/2040(c)	$490	$488,499
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,105	1,150,862
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	1,000	1,036,394
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2045	1,000	1,009,906
Series 2022 5.50%, 05/15/2038	2,000	2,142,540
Series 2025 5.25%, 05/15/2045	500	522,206
Series 2026 5.25%, 05/15/2043(b)	3,000	3,175,822
5.50%, 05/15/2056(b)	1,000	1,041,603
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	100	67,251
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2039	1,000	1,048,630
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	1,000	905,931
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	1,200	1,085,479
Series 2021-B Zero Coupon, 06/01/2066	455	42,403
Series 2022 5.00%, 06/01/2051	1,460	1,418,896
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2017-B 5.00%, 07/01/2029	1,995	2,008,924
Series 2024-C 5.00%, 07/01/2041	500	519,813
Series 2026-A 5.00%, 07/01/2043	1,750	1,815,025
5.00%, 07/01/2044	2,000	2,067,658
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,500	1,763,528
Series 2009-C 7.00%, 11/01/2034	1,000	1,175,686
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2038	1,100	1,144,165
Series 2025 5.50%, 07/01/2055	1,000	1,040,314

	Principal Amount (000)	U.S. $ Value

San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2017 4.00%, 08/01/2037	$300	$300,870
San Francisco Intl Airport (Prerefunded - US Treasuries) Series 2019 5.00%, 01/01/2047	1,000	1,045,540
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,010,862
Series 2023-E 5.00%, 05/01/2033	1,000	1,088,894
5.50%, 05/01/2037	1,545	1,700,168
Series 2024 5.00%, 05/01/2034	500	545,346
5.25%, 05/01/2042	1,250	1,323,453
Series 2025-D 5.50%, 05/01/2055	2,000	2,085,133
Series 2026-A 5.25%, 05/01/2045	1,500	1,586,885
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,078,543
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034	1,000	1,090,284
5.00%, 07/01/2040	1,000	1,043,962
State of California (State of California) Series 2024 5.00%, 08/01/2044	200	211,070
Series 2026 5.00%, 10/01/2042	1,000	1,074,736
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	132,754
University of California (University of California) Series 2023 5.00%, 05/15/2035	980	1,080,259
Series 2024-B 5.00%, 05/15/2038	1,040	1,130,621

		72,339,223

Colorado – 2.0%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2047	1,000	1,007,546
Series 2022-D 5.50%, 11/15/2029	1,000	1,070,543
5.75%, 11/15/2045	1,315	1,402,787
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	305	315,718
5.00%, 12/01/2034	400	434,841

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2026 5.00%, 11/15/2036	$1,390	$1,531,641
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	231,297
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.00%, 09/01/2035	2,000	2,155,520
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2044	1,380	1,412,690
Regional Transportation District (Regional Transportation District COP) Series 2025 5.00%, 06/01/2038	1,500	1,617,149
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	1,500	1,665,703
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	3,000	3,136,033

		15,981,468

Connecticut – 1.4%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.00%, 08/01/2032	1,000	1,091,931
5.25%, 08/01/2037	1,000	1,120,130
Connecticut State Health & Educational Facilities Authority (Hartford Sustainable Energy Partners) Series 2026 5.25%, 08/01/2051	1,250	1,284,908
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2036	1,000	984,329
4.00%, 07/01/2037	1,000	972,425
4.00%, 07/01/2039	1,000	945,085
4.00%, 07/01/2041	2,000	1,833,323
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.375%, 10/01/2045	300	313,984
State of Connecticut (State of Connecticut) Series 2024-A 5.00%, 01/15/2028	2,000	2,064,581

		10,610,696

District of Columbia – 2.1%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(c)	1,000	1,023,989

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037	$200	$201,317
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 02/28/2030	1,000	1,039,598
5.50%, 02/28/2034	1,000	1,085,262
5.50%, 08/31/2034	1,000	1,089,685
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2044	1,000	1,049,964
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2029	1,000	1,050,847
5.00%, 10/01/2033	250	263,491
Series 2022-A 5.00%, 10/01/2031	345	369,608
Series 2023-A 5.00%, 10/01/2035	1,000	1,061,158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2010-B 6.50%, 10/01/2044(d)	1,000	1,042,362
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Prerefunded - US Treasuries) AG Series 2009 6.50%, 10/01/2041(d)	1,275	1,279,083
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax) Series 2018-A 5.00%, 10/01/2026	1,200	1,202,214
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	406,838
Series 2023 5.25%, 07/15/2053	2,235	2,276,686
Series 2024 5.25%, 07/15/2059	1,750	1,780,749

		16,222,851

Florida – 5.4%
Brevard County Health Facilities Authority (Health First Obligated Group) Series 2022 5.00%, 04/01/2042	1,350	1,377,198
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(c)	150	151,136
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 5.00%, 06/01/2058(c)	1,000	784,894
5.25%, 06/01/2044(c)	500	430,834
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	2,000	1,987,320

	Principal Amount (000)	U.S. $ Value

Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(c)	$1,150	$1,036,272
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(c)	1,000	975,166
Central Florida Tourism Oversight District (Central Florida Tourism Oversight District) Series 2024-A 5.00%, 06/01/2044	1,000	1,034,384
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2025 5.00%, 08/15/2065	1,000	1,057,132
City of Tampa FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2020 4.00%, 07/01/2038	375	357,356
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(c)	100	97,680
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) AG Series 2026 5.00%, 04/01/2035	1,000	1,090,926
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 4.00%, 09/01/2044	1,000	913,067
5.00%, 09/01/2032	1,500	1,555,954
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,032,500
Series 2026-A 5.00%, 10/01/2056	1,590	1,684,618
5.25%, 10/01/2037	1,000	1,092,145
County of Miami-Dade FL (County of Miami-Dade FL) Series 2024 5.00%, 04/01/2046	1,000	1,026,465
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	1,000	1,081,146
5.00%, 10/01/2034	1,005	1,083,073
5.00%, 10/01/2035	1,000	1,071,901
Series 2026-A 5.00%, 10/01/2038	1,000	1,053,645
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-A 5.00%, 10/01/2055	2,000	2,021,398
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2035	1,035	1,094,110
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2042	300	315,306

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	$350	$343,951
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(c)	250	249,591
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(c)	1,000	977,868
Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 5.00%, 10/01/2036	155	156,868
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(d)	1,300	1,285,336
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(c)	1,000	1,002,971
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	500	543,544
5.00%, 10/01/2036	1,000	1,070,159
5.25%, 10/01/2040	1,095	1,155,696
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2037	1,000	1,058,590
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2044	300	312,611
Jacksonville Housing Finance Authority (Campbell Cove Ltd.) Series 2026 3.10%, 10/01/2043(b)	1,000	1,000,408
Miami-Dade County Industrial Development Authority (Mater Academy, Inc.) Series 2026 5.375%, 06/15/2060	1,000	958,244
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2026-A 5.00%, 10/01/2041	1,500	1,592,209
Orange County Convention Center/Orlando (Prerefunded - US Treasuries) Series 2016-B 5.00%, 10/01/2029	1,750	1,753,385
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	500	512,036
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2024 5.25%, 10/01/2048	255	246,576

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2036	$700	$725,651
5.00%, 11/01/2052	1,000	942,902
Series 2025 5.00%, 11/01/2043	1,000	986,840
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.20%, 05/01/2039(c)	245	234,399

		42,515,461

Georgia – 3.9%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(c)	1,250	1,355,835
Bulloch County Public Facilities Authority (County of Bulloch GA Sales & Use Tax Revenue) AG Series 2025 5.00%, 12/15/2026	1,200	1,207,993
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2041	1,495	1,566,341
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-A 5.00%, 07/01/2047	1,310	1,340,072
Series 2025-B 5.00%, 07/01/2035	1,000	1,082,559
5.00%, 07/01/2038	1,365	1,446,045
Series 2026-B 5.25%, 07/01/2049	2,675	2,739,496
5.50%, 07/01/2056	3,350	3,481,835
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2042	1,100	1,116,824
5.00%, 10/01/2043	1,140	1,154,590
5.25%, 10/01/2049	1,000	1,014,508
5.25%, 10/01/2054	1,050	1,055,544
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,555	1,607,584
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	999,948
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	2,000	2,122,859
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,000	1,050,393
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2022 5.00%, 07/01/2052	2,000	1,982,426

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	$700	$688,007
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	2,000	2,220,615
Savannah Economic Development Authority (SSU Community Development I) Series 2021 4.00%, 06/15/2038	1,000	976,046
Savannah Hospital Authority (St. Joseph’s/Candler Health System Obligated Group) Series 2019 4.00%, 07/01/2039	500	466,711

		30,676,231

Guam – 0.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2040	385	396,840
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	270	280,110
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2033	1,000	1,011,449
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	918,890

		2,607,289

Hawaii – 0.9%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	250	163,957
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2018-A 5.00%, 07/01/2036	2,070	2,113,242
Series 2022-A 5.00%, 07/01/2047	1,000	1,009,685
Series 2025-A 5.50%, 07/01/2054	2,500	2,592,072
Series 2025-C 5.00%, 07/01/2041	1,000	1,040,355

		6,919,311

Illinois – 6.1%
Chicago Board of Education (Chicago Board of Education) Series 2017-A 7.00%, 12/01/2046(c)	1,000	1,015,874
Series 2021-A 5.00%, 12/01/2036	120	118,769
Series 2023-A 5.00%, 12/01/2034	100	100,640
6.00%, 12/01/2049	1,300	1,316,771
Series 2025 5.75%, 12/01/2050	1,000	968,513

	Principal Amount (000)	U.S. $ Value

6.25%, 12/01/2050	$1,230	$1,249,947
Series 2025-B 6.00%, 12/01/2043	1,000	1,019,731
Series 2025-C 5.50%, 12/01/2045	1,500	1,456,463
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,000	1,074,614
5.00%, 01/01/2034	1,000	1,079,075
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.00%, 01/01/2036	500	532,135
Series 2024-B 5.25%, 01/01/2053	1,000	1,022,228
Series 2024-C 5.00%, 01/01/2034	1,000	1,079,075
5.25%, 01/01/2042	1,750	1,820,540
Series 2024-E 5.00%, 01/01/2031	1,080	1,147,362
Series 2025-A 5.00%, 01/01/2037	2,005	2,134,384
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2029	1,600	1,676,626
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	3,535	3,564,684
Series 2026-A 5.00%, 12/01/2043	1,000	1,040,148
City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034	1,000	1,030,376
Series 2025-B 5.50%, 01/01/2040	1,000	1,020,341
Illinois Finance Authority (Advocate Health Nonprofit Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	960,818
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(c)	100	97,737
4.125%, 12/01/2050(c)	1,000	977,367
Series 2025 4.80%, 12/01/2043(c)	1,000	1,017,636
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2017-A 5.00%, 01/01/2042	2,245	2,268,158
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) NATL Series 2002 Zero Coupon, 06/15/2035	150	106,052
Series 2017 0.00%, 12/15/2042(d)	100	75,089
Series 2020 5.00%, 06/15/2050	1,000	990,199
Series 2022 4.00%, 12/15/2042	1,375	1,263,672

	Principal Amount (000)	U.S. $ Value

Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2026 5.00%, 12/01/2044(b)	$1,375	$1,440,621
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	1,000	1,036,789
State of Illinois (State of Illinois) Series 2020 5.50%, 05/01/2039	1,085	1,134,654
Series 2020-B 4.00%, 10/01/2033	100	100,418
4.00%, 10/01/2035	1,000	993,058
Series 2021-A 5.00%, 12/01/2026	200	201,094
Series 2023-B 5.50%, 05/01/2047	1,000	1,033,678
Series 2023-D 4.00%, 07/01/2037	2,000	1,933,084
Series 2024 5.00%, 02/01/2039	1,000	1,048,017
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2038	1,000	1,063,748
5.00%, 06/15/2041	1,000	1,034,868
Series 2025-B 5.00%, 06/15/2039	1,000	1,052,817
5.00%, 06/15/2040	1,000	1,043,055
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	1,000	965,697

		47,306,622

Indiana – 1.5%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(c)	100	100,333
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,685	1,684,186
Hancock County Redevelopment Authority (County of Hancock IN Mt Comfort North Allocation Area No. 1 Lease) Series 2025 5.00%, 08/15/2036	1,150	1,254,142
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043	1,000	1,036,663
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	1,265	1,271,115
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,000	888,490

	Principal Amount (000)	U.S. $ Value

Indiana Municipal Power Agency (Indiana Municipal Power Agency) Series 2026-A 5.00%, 01/01/2041	$2,000	$2,117,468
Indianapolis Local Public Improvement Bond Bank (Health & Hospital of Marion County/The) Series 2025 5.00%, 01/15/2039	1,000	1,062,662
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	153,255
BAM Series 2023 5.25%, 03/01/2067	1,600	1,627,852
Series 2023-F 7.75%, 03/01/2067	100	107,620

		11,303,786

Iowa – 0.2%
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	1,120	158,506
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	1,000	1,045,619

		1,204,125

Kansas – 0.2%
City of Olathe KS (City of Olathe KS) Series 2026-A 5.00%, 10/01/2027	1,250	1,279,501

Kentucky – 2.0%
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.00%, 01/01/2033	1,885	2,036,707
5.00%, 01/01/2035	1,095	1,180,434
5.25%, 01/01/2044	350	361,576
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,155	1,205,852
Series 2025-C 5.00%, 05/01/2036	3,500	3,627,488
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	500	516,224
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	209,082
Series 2025-A 5.25%, 06/01/2055	1,000	1,050,660
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2025-A 5.00%, 04/01/2045	1,000	1,043,672

	Principal Amount (000)	U.S. $ Value

Kentucky State Property & Building Commission (Prerefunded - Others) Series 2016-B 5.00%, 11/01/2027	$2,000	$2,007,617
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2026 5.00%, 10/01/2033	2,500	2,715,528

		15,954,840

Louisiana – 0.8%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,000	1,009,499
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.50%, 09/01/2054	100	100,975
Louisiana Stadium & Exposition District (Louisiana Stadium & Exposition District) Series 2023-A 5.00%, 07/01/2038	2,000	2,114,140
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.25%, 01/01/2040	1,000	1,046,811
5.25%, 01/01/2045	1,000	1,017,977
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	500	501,220
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2024-A 5.00%, 05/01/2039	200	213,658

		6,004,280

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(c)	1,000	1,017,169
Maine Governmental Facilities Authority (State of Maine Lease) Series 2025-A 5.25%, 10/01/2044	1,460	1,550,551

		2,567,720

Maryland – 1.4%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	1,070	1,072,328
5.25%, 06/30/2052	1,085	1,066,853
5.25%, 06/30/2055	4,500	4,401,849
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Obligated Group) Series 2025 5.00%, 05/15/2035	1,000	1,106,218
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program) Series 2018 5.00%, 05/01/2036	445	455,697

	Principal Amount (000)	U.S. $ Value

State of Maryland (State of Maryland) Series 2020 5.00%, 08/01/2027	$1,000	$1,022,435
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2046	1,000	1,006,483
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.25%, 08/01/2043	1,000	1,048,968

		11,180,831

Massachusetts – 4.2%
City of Quincy MA (City of Quincy MA) Series 2022-B 5.00%, 07/01/2047	1,000	1,027,442
Series 2026 5.00%, 08/13/2027	3,500	3,573,201
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027	1,500	1,519,941
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2044	1,000	1,052,606
5.00%, 04/01/2045	2,500	2,618,107
5.00%, 04/01/2055	1,500	1,524,912
Series 2025-F 5.00%, 08/01/2049	1,000	1,028,189
Series 2026 5.00%, 02/01/2040	1,100	1,193,358
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	1,000	1,043,455
Series 2025-B 5.25%, 07/01/2055	2,000	2,073,900
Series 2026-A 5.00%, 07/01/2044	1,000	1,061,175
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	500	490,787
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2046(b)	1,000	1,032,588
5.50%, 12/01/2051	1,000	1,050,426
5.50%, 12/01/2056	1,000	1,038,474
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.25%, 01/01/2042	1,000	1,000,052
Series 2017-A 5.00%, 01/01/2040	500	500,019
Series 2025 5.25%, 01/01/2043	460	466,910

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	$1,000	$1,037,853
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2065	1,000	1,004,533
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2045	1,000	1,003,299
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2031	1,500	1,567,300
Series 2021-E 5.00%, 07/01/2038	975	1,013,192
5.00%, 07/01/2046	1,500	1,517,139
University of Massachusetts Building Authority (University of Massachusetts) Series 2017-1 5.25%, 11/01/2042	2,000	2,030,021

		32,468,879

Michigan – 1.3%
City of Detroit MI (City of Detroit MI) Series 2021-A 5.00%, 04/01/2050	1,250	1,237,496
Series 2023-C 6.00%, 05/01/2043	1,000	1,081,101
Great Lakes Water Authority Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2026-C 5.00%, 07/01/2046	1,140	1,182,696
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2026-C 5.00%, 07/01/2041	1,000	1,061,519
Ingham Intermediate School District (Ingham Intermediate School District) AG Series 2026 5.00%, 11/01/2041	1,000	1,053,549
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,500	2,557,223
Michigan State Housing Development Authority (Autumn Ridge Preservation Dividend Housing Association) Series 2026 4.95%, 10/01/2042(b)	1,000	1,011,727
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AG Series 2018 4.50%, 06/30/2048	1,000	899,629

		10,084,940

Minnesota – 0.6%
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	160	164,138

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2035	$1,000	$1,094,146
5.00%, 05/01/2042	500	518,679
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2055(c)	500	455,329
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2036	1,000	1,073,477
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	1,000	1,026,665

		4,332,434

Mississippi – 0.2%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	715	764,072
5.50%, 07/01/2050	900	909,916

		1,673,988

Missouri – 0.5%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	1,000	1,079,682
Series 2026-A 5.00%, 04/01/2036	1,000	1,102,423
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2043	1,530	1,636,084

		3,818,189

Nebraska – 1.0%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,036,728
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2042	1,000	1,000,897
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,054,578
City of Lincoln NE Electric System Revenue (City of Lincoln NE Electric System Revenue) Series 2026 5.00%, 09/01/2044	2,000	2,110,444
County of Sarpy NE (County of Sarpy NE) Series 2026 4.00%, 06/01/2045(b)	2,000	1,870,107

	Principal Amount (000)	U.S. $ Value

Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.25%, 01/01/2055	$1,000	$1,031,464

		8,104,218

Nevada – 0.1%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2044	300	309,889
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(c)	370	234,950
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2035	235	242,416

		787,255

New Hampshire – 1.8%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(a)	995	941,770
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(a)	996	1,017,203
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(c)	1,000	987,191
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(c)	828	824,904
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(c)	100	99,970
New Hampshire Business Finance Authority (Hays Consolidated Independent School District Lease) Series 2026-A Zero Coupon, 12/15/2067	1,245	120,066
5.00%, 12/15/2050	1,000	972,041
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(c)	935	540,966
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	875	876,752
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	98	91,713
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.221%, 11/20/2042	989	930,738

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	$998	$934,138
Series 2026-1, Class A2 4.25%, 07/20/2041	998	903,676
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	998	979,978
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	1,000	1,006,264
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,000	1,033,732
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(c)	1,000	987,226
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	960	893,203

		14,141,531

New Jersey – 2.0%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(c)	1,000	1,050,372
New Jersey Educational Facilities Authority (State of New Jersey Lease) Series 2023 4.625%, 09/01/2048	1,500	1,476,683
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	100	76,947
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2025-A 5.00%, 06/15/2045	1,000	1,036,516
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2039	1,390	1,330,074
Series 2022-A 4.00%, 06/15/2039	1,085	1,040,270
4.00%, 06/15/2040	1,000	948,739
Series 2023-A 4.25%, 06/15/2044	1,000	945,258
Series 2023-B 5.25%, 06/15/2050	1,950	2,006,139
Series 2024-A 4.00%, 06/15/2042	1,200	1,112,313
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2026 5.00%, 01/01/2047	3,375	3,510,601

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	$1,310	$1,265,087

		15,798,999

New York – 9.3%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	555	595,024
City of New York NY (City of New York NY) Series 2023-C 5.00%, 08/01/2028	1,035	1,078,885
Series 2024-C 5.00%, 09/01/2048	995	1,005,323
Series 2025-A 5.00%, 08/01/2035	1,000	1,106,731
5.00%, 08/01/2046	1,000	1,023,322
Series 2025-E 5.00%, 08/01/2041	1,000	1,041,584
Series 2026 5.00%, 08/01/2034	1,320	1,460,693
5.00%, 08/01/2035	1,535	1,698,832
Empire State Development Corp. (New York State Sales Tax) Series 2024-A 5.00%, 03/15/2047	1,000	1,027,653
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-A 4.00%, 03/15/2038	1,000	983,064
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2049	1,000	1,021,791
Series 2026-B 5.00%, 09/01/2048	1,000	1,028,370
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	425	325,217
Series 2017-C 5.00%, 11/15/2026	2,000	2,009,834
Series 2020-C 4.75%, 11/15/2045	400	397,855
Series 2024-A 5.25%, 11/15/2049	1,060	1,084,973
Series 2024-B 5.00%, 11/15/2039	330	348,682
5.00%, 11/15/2040	1,000	1,045,500
Series 2025 5.25%, 11/15/2045	1,895	1,987,610
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2045	1,000	913,932
Series 2024 5.00%, 06/15/2048	1,185	1,212,875
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	125	129,733

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 5.00%, 02/01/2044	$135	$139,414
Series 2023-A 5.00%, 05/01/2037	1,440	1,536,892
Series 2023-F 5.00%, 02/01/2038	1,620	1,713,994
Series 2024 5.00%, 11/01/2033	2,000	2,214,698
5.00%, 11/01/2037	1,550	1,668,945
Series 2025 5.00%, 05/01/2046	1,000	1,022,363
Series 2025-A 5.25%, 05/01/2047	2,500	2,602,355
Series 2025-B 5.25%, 05/01/2055	3,475	3,558,916
Series 2025-H 5.25%, 11/01/2045	1,000	1,051,488
Series 2026 5.00%, 11/01/2042	1,000	1,048,883
5.00%, 11/01/2046	1,525	1,564,366
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	1,000	1,130,865
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-A 5.00%, 03/15/2039	2,225	2,382,258
Series 2025-A 5.00%, 03/15/2055	1,325	1,332,500
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2026 5.00%, 01/01/2050	1,000	1,018,302
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032	1,000	1,018,353
Series 2023 5.625%, 04/01/2040	500	526,538
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2041	1,000	1,018,135
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	500	503,025
5.50%, 12/31/2060	2,250	2,253,871
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	1,995	2,047,033
Series 2024 5.50%, 06/30/2054	1,000	1,006,839
Series 2025 6.00%, 06/30/2059	3,000	3,136,278
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	250	246,039
5.25%, 01/01/2050	100	99,325

	Principal Amount (000)	U.S. $ Value

Series 2026 5.00%, 07/01/2036(c)	$1,000	$1,049,024
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,061,730
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2037	900	879,384
Series 2022 5.00%, 01/15/2047	2,000	2,022,245
5.25%, 08/01/2041	855	888,633
5.25%, 08/01/2047	1,285	1,323,270
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	100	101,639
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-C 5.25%, 05/15/2052	1,500	1,539,442
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	1,000	1,033,731
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	500	515,974
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,065	1,067,447
5.25%, 05/15/2064	1,000	1,012,210
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2030	1,000	1,061,859
5.00%, 09/01/2034	1,125	1,173,811

		73,099,557

North Carolina – 1.2% City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2037	1,300	1,376,838
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	1,140	1,145,959
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	1,000	1,120,085
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2042	1,000	1,041,261
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	1,000	1,052,034

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 5.00%, 10/01/2050	$1,000	$991,362
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2019 5.00%, 01/01/2049	1,195	1,196,090
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2015-A 5.00%, 05/01/2029	1,225	1,227,305

		9,150,934

Ohio – 2.1%
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2023 5.00%, 02/15/2038	1,000	1,068,669
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	3,000	2,290,379
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2040	1,000	1,036,291
5.25%, 01/01/2042	1,800	1,877,608
5.50%, 01/01/2050	1,955	2,023,267
County of Cuyahoga OH (County of Cuyahoga OH) Series 2026 5.50%, 12/01/2061	1,000	1,054,116
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)	100	79,553
JobsOhio Beverage System (JobsOhio Beverage System) Series 2025 5.00%, 01/01/2035	1,160	1,298,528
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,046,134
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2034	1,140	1,182,914
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2042	400	398,295
5.25%, 05/01/2049	1,000	971,315
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2063	1,190	1,170,635
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	1,000	1,124,347

		16,622,051

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.5%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034	$1,000	$1,108,680
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	1,000	1,044,012
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	1,000	1,083,280
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	890	924,412

		4,160,384

Oregon – 0.6%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	441,256
Series 2023 5.25%, 07/01/2042	1,995	2,085,661
Series 2024-T 5.25%, 07/01/2041	1,000	1,049,538
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (Washington & Clackamas Counties School District No. 23J Tigard-Tualatin) Series 2025 5.00%, 06/15/2042	1,000	1,059,358

		4,635,813

Other – 0.8%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.16% (MUNIPSA + 0.88%), 10/01/2027(a) (c)	1,000	996,387
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.614%, 08/25/2041	99	99,383
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.64%, 10/25/2040	997	1,007,239
4.924%, 06/25/2044	1,000	1,031,813
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FRTEB 2026-M074) Series 2026-M074, Class AUS 4.043% (CME Term SOFR + 0.40%), 08/25/2041(a)	2,991	2,970,405

		6,105,227

Pennsylvania – 2.0%
Adams County General Authority (Gettysburg College) Series 2025 5.00%, 08/15/2043	660	677,547
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(c)	1,000	1,021,563

	Principal Amount (000)	U.S. $ Value

Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 6.00%, 05/01/2042(c)	$1,000	$1,076,159
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2030	100	104,651
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2015-B 5.00%, 07/01/2032	1,000	1,001,509
Series 2020-A 5.00%, 11/01/2045	1,000	1,028,256
AG Series 2024-C 5.25%, 09/01/2049	1,000	1,044,836
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2024 4.00%, 08/15/2043	200	188,910
County of Lehigh PA (St. Luke’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2036	1,000	1,084,571
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	1,000	993,540
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	300	317,519
6.00%, 06/30/2061	1,000	1,042,945
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(c)	250	280,046
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-A 5.00%, 02/15/2039	1,145	1,185,761
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 5.25%, 11/01/2048	1,250	1,288,442
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2027 5.00%, 08/15/2042(b)	1,280	1,327,627
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2024 5.00%, 08/01/2030	1,000	1,071,762
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2019-A 5.00%, 09/01/2044	1,000	1,019,355

		15,754,999

Puerto Rico – 0.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A 0.00%, 11/01/2051	2,100	690,375

	Principal Amount (000)	U.S. $ Value

Series 2022-C Zero Coupon, 11/01/2043	$154	$109,929
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-B 5.00%, 07/01/2029(c)	1,000	1,045,990
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2008-W 5.50%, 07/01/2021(e) (f)	1,050	777,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	112,141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,000	910,642
Series 2019-A 5.00%, 07/01/2058	2,000	1,937,701

		5,583,778

South Carolina – 1.2%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.50%, 11/15/2044	395	397,575
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,095	2,187,703
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2028	1,000	1,035,110
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.80%, 12/01/2050	1,000	1,007,901
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2021-A 4.00%, 12/01/2035	1,000	997,610
Series 2025-A 5.00%, 12/01/2043	1,000	1,039,698
Series 2025-B 5.00%, 12/01/2044	500	517,531
Series 2026-A 5.00%, 12/01/2034	1,000	1,105,775
5.25%, 12/01/2056	1,000	1,023,391

		9,312,294

Tennessee – 0.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	505	497,253
Series 2016-B Zero Coupon, 12/01/2031(c)	100	75,563
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 4.00%, 01/01/2044	1,500	1,427,122

	Principal Amount (000)	U.S. $ Value

Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2041	$1,290	$1,364,138
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(c)	1,100	1,041,694
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,385	1,451,756
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	1,000	1,040,881

		6,898,407

Texas – 7.8%
Aledo Independent School District (Aledo Independent School District) Series 2023 5.00%, 02/15/2042	1,000	1,031,339
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 5.00%, 06/15/2064(c)	1,000	872,039
Series 2025 5.00%, 06/15/2030(c)	700	721,416
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	1,000	1,055,193
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2025-B 5.00%, 01/01/2041	1,000	1,048,301
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	195	207,155
City of Austin TX (City of Austin TX) Series 2023 5.00%, 09/01/2034	1,095	1,203,629
Series 2025 5.00%, 09/01/2045	1,000	1,041,434
City of Austin TX Special Tax Revenue (City of Austin TX Special Tax Revenue) Series 2026 5.00%, 11/15/2046	1,000	1,029,040
5.50%, 11/15/2061	1,050	1,093,916
City of Dallas TX (City of Dallas TX) Series 2024-C 5.00%, 02/15/2032	1,000	1,090,606
City of El Paso TX (City of El Paso TX) Series 2026 5.00%, 08/15/2041	2,505	2,649,899
City of Georgetown TX Utility System Revenue (City of Georgetown TX Utility System Revenue) BAM Series 2024 5.00%, 08/15/2044	1,535	1,581,716

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2031	$1,000	$1,072,842
5.00%, 07/01/2038	500	523,969
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	1,000	1,053,781
5.50%, 07/15/2036	2,500	2,659,674
5.50%, 07/15/2038	1,000	1,048,332
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	2,000	2,079,310
City of San Antonio TX Airport System (City of San Antonio TX Airport System) BAM Series 2026 5.00%, 07/01/2060	1,000	989,667
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	1,250	1,311,354
County of Collin TX (County of Collin TX) Series 2026 5.00%, 02/15/2043	1,380	1,456,969
County of Dallas TX (County of Dallas TX) Series 2026 5.00%, 08/15/2045	1,815	1,898,582
County of Travis TX (County of Travis TX) Series 2026 5.00%, 03/01/2041	1,000	1,060,041
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2032	1,000	1,081,599
5.00%, 11/01/2034	2,100	2,284,443
5.25%, 11/01/2039	1,000	1,056,094
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2020 4.00%, 10/01/2045	2,500	2,251,749
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2026 5.00%, 07/01/2037	1,000	1,087,978
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services) Series 2017 5.00%, 11/15/2028	1,000	1,024,710
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B 5.00%, 12/01/2036	300	303,741
Lewisville Independent School District (Lewisville Independent School District) Series 2025 5.00%, 08/15/2039	1,000	1,070,231

	Principal Amount (000)	U.S. $ Value

Lower Colorado River Authority (Lower Colorado River Authority) AG Series 2022 5.00%, 05/15/2034	$1,000	$1,068,018
Series 2024 5.00%, 05/15/2040	1,000	1,046,871
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue (Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue) Series 2016-A 5.00%, 11/01/2029	2,120	2,128,331
Midlothian Independent School District (Midlothian Independent School District) Series 2026 5.00%, 02/15/2039	2,000	2,158,862
Mission Economic Development Corp. (Natgasoline LLC) Series 2026 4.75%, 08/01/2046	1,000	1,005,740
Mission Economic Development Corp. (Prerefunded - US Treasuries) Series 2018 4.625%, 10/01/2031(c)	925	926,269
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.50%, 07/01/2056(c)	1,000	1,041,443
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2025-A 5.00%, 01/01/2041	1,000	1,030,800
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2033	1,000	801,964
Zero Coupon, 01/01/2035	1,000	733,231
Zero Coupon, 01/01/2037	1,600	1,061,017
AG Series 2008D Zero Coupon, 01/01/2034	1,000	769,082
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(c)	1,100	1,015,657
Sherman Independent School District/TX (Sherman Independent School District/TX) Series 2023-B 5.00%, 02/15/2041	1,475	1,543,010
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.50% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	410	410,878
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	200	213,209
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	1,000	1,037,044
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,000	1,038,863
Series 2026-A 5.25%, 03/01/2037	1,000	1,058,490

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	$100	$97,013
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2032(b)	1,000	1,086,449

		61,212,990

Utah – 0.7% City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.50%, 07/01/2053	2,000	2,060,101
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.125%, 12/01/2046(c)	1,000	1,004,629
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.875%, 12/01/2055(c)	1,000	1,004,327
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2019 4.00%, 10/15/2042	1,000	889,449
Series 2024 5.50%, 10/15/2044	500	513,319
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1) 5.75%, 12/01/2044	199	203,695

		5,675,520

Virginia – 0.7%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	933,079
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	1,008,016
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	108,217
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 07/01/2041	1,000	915,664
5.00%, 07/01/2038	1,500	1,537,685
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	1,000	966,211

		5,468,872

Washington – 3.2%
City of Bellevue WA (City of Bellevue WA) Series 2026 5.00%, 12/01/2028	1,000	1,050,229

	Principal Amount (000)	U.S. $ Value

City of Federal Way WA (City of Federal Way WA) Series 2024 5.00%, 12/01/2049	$1,000	$1,020,982
King & Snohomish Counties School District No. 417 Northshore (King & Snohomish Counties School District No. 417 Northshore) Series 2024 5.00%, 12/01/2040	100	106,456
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	1,000	1,007,562
Series 2024 5.25%, 07/01/2049	1,000	1,014,583
Series 2025-B 5.00%, 10/01/2029	1,000	1,049,947
5.00%, 10/01/2039	1,555	1,630,894
Series 2026 5.00%, 04/01/2040	1,800	1,883,870
State of Washington (State of Washington) Series 2017-A 5.00%, 08/01/2029	2,655	2,713,319
Series 2023-2 5.00%, 08/01/2037	1,500	1,619,448
Series 2024-R 5.00%, 07/01/2027	1,160	1,183,958
5.00%, 08/01/2027	1,000	1,022,710
5.00%, 08/01/2038	130	140,414
Series 2026-C 5.00%, 02/01/2038	1,000	1,101,946
Series 2026-R 5.00%, 08/01/2033	1,425	1,587,234
State of Washington (State of Washington COP) Series 2017-A 5.00%, 07/01/2031	1,000	1,016,234
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,000	1,970,191
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2045	1,000	1,016,812
Series 2025 4.00%, 03/01/2041	1,000	919,857
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2026 2.85%, 07/01/2030	1,000	997,219
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.222%, 03/01/2050	295	278,983
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.081%, 08/20/2063	990	922,640

		25,255,488

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.4%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 5.00%, 06/01/2041	$1,000	$1,032,662
Series 2025 5.50%, 06/01/2050	1,730	1,802,596

		2,835,258

Wisconsin – 2.9%
City of Milwaukee WI (City of Milwaukee WI) AG Series 2026-N 5.00%, 12/01/2035	1,000	1,089,448
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.157%, 01/20/2041	998	923,858
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	550	557,963
Series 2025 6.375%, 07/01/2045	1,000	1,056,017
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(c)	100	46,853
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(c)	1,000	510,517
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(c)	250	248,269
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.588% (SOFR + 1.15%), 12/01/2068(a) (c)	1,000	998,767
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(c)	500	432,873
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(c)	1,000	315,934
Wisconsin Public Finance Authority (PRG-The Grounds LLC) Series 2025 5.00%, 07/01/2035	1,000	1,091,983
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,019,867
5.75%, 07/01/2049	1,000	1,028,564
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	1,000	1,009,724

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(c)	$100	$100,018
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	2,875	2,952,066
5.75%, 12/31/2065	2,000	2,052,196
6.50%, 06/30/2060	3,135	3,428,802
6.50%, 12/31/2065	2,500	2,734,292
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2045	500	484,121
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	480	473,284

		22,555,416

Total Long-Term Municipal Bonds (cost $726,965,000)		717,599,427

Short-Term Municipal Notes – 6.4%
Arizona – 0.2%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 3.05%, 01/01/2046(g)	1,590	1,590,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 2.90%, 02/01/2048(g)	260	260,000

		1,850,000

California – 0.6%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	2,500	2,552,509
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027	2,220	2,267,135

		4,819,644

Colorado – 0.2%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.05%, 02/01/2038(g)	495	495,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 2.90%, 07/01/2041(g)	1,000	1,000,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 3.05%, 01/01/2039(g)	350	350,000

		1,845,000

Florida – 0.4% School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2026 4.00%, 01/07/2027	3,000	3,014,728

	Principal Amount (000)	U.S. $ Value

Georgia – 0.1%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	$1,000	$1,003,828

Idaho – 1.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.95%, 03/01/2048(g)	5,000	5,000,000
State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027	5,000	5,054,408

		10,054,408

Illinois – 0.1%
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2023 2.90%, 08/01/2043(g)	655	655,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 2.90%, 07/01/2041(g)	600	600,000

Massachusetts – 0.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	1,000	1,001,721
City of Somerville MA (City of Somerville MA) Series 2026 4.00%, 05/28/2027	2,250	2,271,424

		3,273,145

Michigan – 0.1%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.05%, 06/01/2034(g)	700	700,000

Missouri – 0.1%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.90%, 10/01/2035(g)	860	860,000

New Jersey – 0.6%
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	1,000	1,006,343
County of Mercer NJ (County of Mercer NJ) Series 2026-A 4.00%, 03/29/2027	2,000	2,016,050
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	1,000	1,007,116

	Principal Amount (000)	U.S. $ Value

Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	$1,000	$1,006,082

		5,035,591

New York – 0.7%
City of Rochester NY (City of Rochester NY) Series 2026-I 4.00%, 07/29/2027	1,000	1,011,623
Corning City School District (Corning City School District) Series 2026-A 4.00%, 06/17/2027	2,000	2,020,642
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 2.90%, 11/01/2031(g)	490	490,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 08/20/2027	2,000	2,026,247

		5,548,512

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.90%, 01/15/2044(g)	570	570,000

Pennsylvania – 0.2%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 2.90%, 09/01/2059(g)	500	500,000
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2026-B 5.00%, 06/30/2027(b)	1,000	1,016,720

		1,516,720

South Carolina – 0.4%
Charleston County School District (Charleston County School District) Series 2026 5.00%, 05/06/2027	3,000	3,047,174

West Virginia – 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 2.24%, 06/01/2034(g)	500	500,000

Wisconsin – 0.7%
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-C 3.05%, 04/01/2054(g)	5,030	5,030,000

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 2.90%, 12/01/2033(g)	$465	$465,000

		5,495,000

Total Short-Term Municipal Notes (cost $50,393,892)		50,388,750

Total Municipal Obligations (cost $777,358,892)		767,988,177

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(c) (cost $1,000,000)	1,000	981,126

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%

Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2026-R01, Class 2M1 4.643% (CME Term SOFR + 1.00%), 01/25/2046(a) (c) (cost $639,817)	640	638,828

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e) (h) (i) (j) (cost $0)	7,809	11,713

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(k) (l) (m) (cost $26,126,334)	26,126,334	26,126,334

Total Investments – 101.7% (cost $805,125,043)(n)		795,746,178
Other assets less liabilities – (1.7)%		(13,079,924)

Net Assets – 100.0%		$782,666,254

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.01%	USD	3,283	$(292,491)	$(117,636)	$(174,855)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund		Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,190	10/15/2028	CPI	#	3.020%	Maturity	$22,857	$—	$22,857
USD	17,600	10/15/2029	2.545%		CPI#	Maturity	154,728	—	154,728
USD	11,900	10/15/2030	2.615%		CPI#	Maturity	29,363	—	29,363
USD	4,010	10/15/2030	CPI	#	2.840%	Maturity	32,264	—	32,264

							$239,212	$—	$239,212

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,300	10/15/2030	1 Day SOFR	4.082%	Annual	$(2,932)	$—	$(2,932)
USD	800	10/15/2030	1 Day SOFR	4.092%	Annual	(1,451)	—	(1,451)
USD	1,700	12/03/2031	1 Day SOFR	3.967%	Annual	(18,377)	—	(18,377)
USD	1,700	12/03/2031	1 Day SOFR	4.212%	Annual	4,312	—	4,312
USD	1,600	12/03/2031	1 Day SOFR	4.088%	Annual	(6,772)	—	(6,772)
USD	1,500	12/03/2031	1 Day SOFR	4.036%	Annual	(10,548)	—	(10,548)
USD	1,190	12/03/2031	1 Day SOFR	4.146%	Annual	(1,252)	16	(1,268)
USD	700	12/03/2031	1 Day SOFR	3.898%	Annual	(10,174)	(81)	(10,093)
USD	390	12/03/2031	1 Day SOFR	4.125%	Annual	(856)	—	(856)
USD	13,100	03/12/2032	1 Day SOFR	3.660%	Annual	(380,979)	—	(380,979)
USD	2,980	03/12/2032	1 Day SOFR	3.826%	Annual	(60,069)	—	(60,069)
USD	1,950	01/03/2033	1 Day SOFR	3.720%	Annual	(58,872)	—	(58,872)
USD	3,460	03/15/2033	1 Day SOFR	3.776%	Annual	(96,610)	—	(96,610)
USD	7,000	05/10/2033	1 Day SOFR	4.028%	Annual	(94,934)	—	(94,934)
USD	5,500	07/15/2033	1 Day SOFR	3.929%	Annual	(113,720)	—	(113,720)
USD	16,600	08/15/2033	1 Day SOFR	4.110%	Annual	(171,313)	—	(171,313)
USD	4,600	09/25/2035	3.494%	1 Day SOFR	Annual	305,310	—	305,310

						$(719,237)	$(65)	$(719,172)

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $47,307,976 or 6.0% of net assets.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC 12/31/2026	11/28/2025 - 12/16/2025	$-0-	$11,713	0.00%

(i)	Fair valued by the Adviser.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,689,998 and gross unrealized depreciation of investments was $12,723,678, resulting in net unrealized depreciation of $10,033,680.

As of August 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$717,599,427	$-0-	$717,599,427
Short-Term Municipal Notes	-0-	50,388,750	-0-	50,388,750
Commercial Mortgage-Backed Securities	-0-	981,126	-0-	981,126
Collateralized Mortgage Obligations	-0-	638,828	-0-	638,828
Warrants	-0-	-0-	11,713	11,713
Short-Term Investments	26,126,334	-0-	-0-	26,126,334

Total Investments in Securities	26,126,334	769,608,131	11,713	795,746,178
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	239,212	-0-	239,212
Centrally Cleared Interest Rate Swaps	-0-	309,622	-0-	309,622
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(292,491)	-0-	(292,491)
Centrally Cleared Interest Rate Swaps	-0-	(1,028,859)	-0-	(1,028,859)

Total	$26,126,334	$768,835,615	$11,713	$794,973,662

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,334	$223,454	$208,662	$26,126	$366